AMERICAN LIFE


                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT

                                DECEMBER 31, 2000


   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                             Separate Account No. 3
                                  Annual Report
                                December 31, 2000
Dear Policyowner:

      We are pleased to send you the 2000 Annual Report of American Life's Separate Account No. 3. This Account, which commenced operations in late 1994, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 2000 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2000, the following total returns were experienced in these seventeen Separate Account Funds:

        Investment Company Money Market Fund(1) ..............     + 4.2%
        Investment Company All America Fund ..................     - 6.9%
        Investment Company Equity Index Fund .................     -10.9%
        Investment Company Mid-Cap Equity Index Fund .........     +14.5%
        Investment Company Bond Fund .........................     + 6.8%
        Investment Company Short-Term Bond Fund ..............     + 5.7%
        Investment Company Mid-Term Bond Fund ................     + 2.8%
        Investment Company Composite Fund ....................     - 2.5%
        Investment Company Aggressive Equity Fund ............     - 3.2%
        Scudder Bond Fund ....................................     + 8.4%
        Scudder Capital Growth Fund ..........................     -11.8%
        Scudder International Fund ...........................     -23.5%
        American Century VP Capital Appreciation Fund ........     + 7.2%
        Calvert Social Balanced Fund .........................     - 5.1%
        Fidelity VIP Equity-Income Fund ......................     + 6.4%
        Fidelity VIP II Contrafund ...........................     - 8.5%
        Fidelity VIP II Asset Manager Fund ...................     - 5.8%

----------------
(1) The seven-day net annualized effective yield as of 2/13/01 was 3.6% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. Deductions made for the cost of insurance, however, are not reflected in the above results. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-392-4082.

      I hope you will find this report helpful and informative.


                                Sincerely,

                                /s/ Manfred Altstadt

                                Manfred Altstadt
                                Senior Executive Vice President
                                and Chief Financial Officer,
                                The American Life Insurance Company of New York

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of American Life Separate Account No. 3 .....................    1

   Statement of Assets and Liabilities ....................................    5

   Statement of Operations ................................................    7

   Statements of Changes in Net Assets ....................................    9

   Notes to Financial Statements ..........................................   12

   Report of Independent Public Accountants ...............................   16

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                       Investment Company
                                                 --------------------------------------------------------------
                                                    Money          All         Equity       Mid-Cap
                                                    Market       America        Index    Equity Index    Bond
                                                     Fund         Fund          Fund         Fund        Fund
                                                 ------------  -----------  ------------  -----------  --------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $998
   All America Fund -- $70,305
   Equity Index Fund -- $56,449
   Mid-Cap Equity Index Fund -- $2,427
   Bond Fund -- $2,584)
   (Notes 1 and 2) ........................         $  981       $ 61,402      $ 53,475      $  2,429    $  2,449
Due From (To) General Account .............             28         (1,780)       (1,129)          (24)        154
                                                    ------       --------      --------      --------    --------
NET ASSETS ................................         $1,009       $ 59,622      $ 52,346      $  2,405    $  2,603
                                                    ======       ========      ========      ========    ========
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) ..         $ 2.22       $   9.46      $   3.07      $   1.28    $   3.31
                                                    ======       ========      ========      ========    ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) .............            455          6,306        17,036         1,880         786
                                                    ======       ========      ========      ========    ========



                                                                                Investment Company
                                                               ----------------------------------------------------
                                                                                                        Aggressive
                                                               Short-Term    Mid-Term     Composite       Equity
                                                                Bond Fund    Bond Fund      Fund           Fund
                                                               ----------   ----------    --------      ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $98
   Mid-Term Bond Fund -- $74
   Composite Fund -- $31,788
   Aggressive Equity Fund -- $57,252
   (Notes 1 and 2) ............................................     $  94         $  70       $28,108     $56,588
Due From (To) General Account                                           7             3           (62)     (1,341)
                                                                    -----         ----        -------     -------
NET ASSETS ....................................................     $ 101         $  73       $28,046     $55,247
                                                                    =====         ====        =======     =======
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) ......................     $1.37         $1.38        $ 5.52      $ 2.79
                                                                    =====         ====        =======     =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) .................................        74            53         5,080      19,792
                                                                    =====         ====        =======     =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                              American
                                                                              Scudder                          Century
                                                          -----------------------------------------------   -------------
                                                                              Capital                        VP Capital
                                                               Bond           Growth        International   Appreciation
                                                               Fund            Fund             Fund            Fund
                                                          -----------------------------------------------   -------------
ASSETS:
Investments in Scudder Portfolios and American Century VP
   Capital Appreciation Fund at Market Value
   (Cost:
   Scudder Bond Fund -- $1,293
   Scudder Capital Growth Fund -- $57,661
   Scudder International Fund -- $17,064
   American Century VP Capital
     Appreciation Fund -- $20,660)
   (Notes 1 and 2) ........................................   $  888         $53,847           $13,426         $24,966
Due From (To) General Account .............................      (51)         12,052             1,056             198
                                                              ------         -------           -------         -------
NET ASSETS: ...............................................   $  837         $65,899           $14,482         $25,164
                                                              ======         =======           =======         =======
UNIT VALUE AT DECEMBER 31, 2000 (NOTE 4) ..................   $13.94         $ 42.97           $ 20.02         $ 18.82
                                                              ======         =======           =======         =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) .............................       60           1,534               723           1,337
                                                              ======         =======           =======         =======


                                                                     Calvert                  Fidelity
                                                                   ----------  ----------------------------------------
                                                                     Social        VIP         VIP II         VIP II
                                                                    Balanced   Equity-Income   Contra      Asset Manager
                                                                      Fund         Fund         Fund           Fund
                                                                   ----------  -------------  --------      ----------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $17,276
   VIP  Equity-Income  -- $58,481
   VIP II Contra Fund -- $52,294
   VIP II Asset Manager -- $145,979)
   (Notes 1 and 2) ...............................................   $14,597       $47,167     $49,963       $118,637
Due From (To) General Account ....................................       380         1,136       2,421            547
                                                                     -------       -------     -------       --------
NET ASSETS: ......................................................   $14,977       $48,303     $52,384       $119,184
                                                                     =======       =======     =======       ========
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) .........................    $ 3.23       $ 34.61     $ 29.73        $ 25.14
                                                                     =======       =======     =======       ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) ....................................     4,634         1,396       1,762          4,742
                                                                     =======       =======     =======       ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2000


                                                                      Investment Company
                                                ---------------------------------------------------------------
                                                                                                     Mid-Cap
                                                 Money Market     All America     Equity Index    Equity Index
                                                     Fund            Fund             Fund            Fund
                                                 -------------    -----------      -----------     -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................     $  48         $  17,953        $   5,475       $   3,171
                                                     -----         ---------        ---------       ---------
Expenses (Note 3):
   Fees and administrative expenses ............       211             8,692            5,249           1,055
                                                     -----         ---------        ---------       ---------
NET INVESTMENT INCOME (LOSS) ...................      (163)            9,261              226           2,116
                                                     -----         ---------        ---------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....       190           270,329          133,918          10,774
   Net unrealized appreciation (depreciation) of
     investments ...............................       243          (204,103)        (143,143)           (578)
                                                     -----         ---------        ---------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .................................       433            66,226           (9,225)         10,196
                                                     -----         ---------        ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................     $ 270         $  75,487        $  (8,999)      $  12,312
                                                     =====         =========        =========       =========

                                                                      Investment Company
                                                  ----------------------------------------------------------
                                                                                                 Aggressive
                                                    Bond     Short-Term    Mid-Term   Composite    Equity
                                                    Fund      Bond Fund    Bond Fund    Fund        Fund
                                                  --------   ----------   ----------  ---------   ---------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................   $   191      $ 10         $   4     $  3,296   $  10,427
                                                   -------      ----         -----     --------   ---------
Expenses (Note 3):
   Fees and administrative expenses ............       476        33            49        3,001       4,051
                                                   -------      ----         -----     --------   ---------
NET INVESTMENT INCOME (LOSS) ...................      (285)      (23)          (45)         295       6,376
                                                   -------      ----         -----     --------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....    (2,516)        6          (152)      32,066     145,938
   Net unrealized appreciation (depreciation) of
     investments ...............................     3,741       177           257      (23,640)   (131,395)
                                                   -------      ----         -----     --------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .................................     1,225       183           105        8,426      14,543
                                                   -------      ----         -----     --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................   $   940      $160         $  60     $  8,721   $  20,919
                                                   =======      ====         =====     ========   =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2000

                                                                                                       American
                                                                       Scudder                          Century
                                                   -----------------------------------------------   -------------
                                                                       Capital                        VP Capital
                                                        Bond           Growth        International   Appreciation
                                                        Fund            Fund             Fund            Fund
                                                   -----------------------------------------------   -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..............................     $   454        $ 128,664        $ 29,039          $  5,234
                                                      -------        ---------        --------          --------
Expenses (Note 3):
   Fees and administrative expenses .............         143            6,430           1,845             1,207
                                                      -------        ---------        --------          --------
NET INVESTMENT INCOME (LOSS) ....................         311          122,234          27,194             4,027
                                                      -------        ---------        --------          --------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ......      (5,158)          36,903         (59,275)           55,803
   Net unrealized appreciation
     (depreciation) of investments ..............       5,190         (186,826)         (9,891)          (43,977)
                                                      -------        ---------        --------          --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...................          32         (149,923)        (69,166)           11,826
                                                      -------        ---------        --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................     $   343        $ (27,689)       $(41,972)         $ 15,853
                                                      =======        =========        ========          ========


                                                           Calvert                  Fidelity
                                                         ----------  -----------------------------------------
                                                           Social       VIP II       VIP II         VIP II
                                                          Balanced   Equity-Income   Contra      Asset Manager
                                                            Fund         Fund         Fund           Fund
                                                         ----------  -------------  --------      ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ....................................    $   928      $ 18,924     $ 74,470     $  21,846
                                                           -------      --------     --------      --------
Expenses (Note 3):
   Fees and administrative expenses ...................        798         2,915        4,194         2,331
                                                           -------      --------     --------      --------
NET INVESTMENT INCOME (LOSS) ..........................        130        16,009       70,276        19,515
                                                           -------      --------     --------      --------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ............     (7,582)      (87,948)      (4,059)      (19,332)
   Net unrealized appreciation (depreciation)
     of investments ...................................      5,963        78,880      (90,481)       (8,897)
                                                           -------      --------     --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ........................................     (1,619)       (9,068)     (94,540)      (28,229)
                                                           -------      --------     --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................    $(1,489)     $  6,941     $(24,264)     $ (8,714)
                                                           =======      ========     ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,
                                (except as noted)

                                                                         Investment Company
                                           -------------------------------------------------------------------------------
                                                Money Market Fund          All America Fund           Equity Index Fund
                                           -------------------------- -------------------------- -------------------------
                                               2000          1999         2000          1999         2000         1999
                                           ------------- ------------ ------------- ------------ -------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........    $  (163)       $  163        $ 9,261    $  76,150        $ 226      $ 9,502
   Net realized gain (loss) on
     investments ........................        190             9        270,329        5,982      133,918        2,583
   Net unrealized appreciation
     (depreciation) of investments ......        243           (90)      (204,103)     142,058     (143,143)      86,992
                                            --------       -------     ----------   ----------    ---------     --------
Net Increase (Decrease) in net assets
   resulting from operations ............        270            82         75,487      224,190       (8,999)      99,077
                                            --------       -------     ----------   ----------    ---------     --------
From Unit Transactions (Note 5):
   Contributions ........................      4,019         5,763        102,149      225,775       90,051      200,423
   Withdrawals ..........................        (80)         (741)       (28,008)     (14,164)     (25,969)     (10,982)
   Net Transfers ........................    (13,943)         (687)    (1,302,783)     (78,826)    (704,027)      10,361
                                            --------       -------     ----------   ----------    ---------     --------
Net Increase (Decrease) from unit
   transactions .........................    (10,004)        4,335     (1,228,642)     132,785     (639,945)     199,802
                                            --------       -------     ----------   ----------    ---------     --------
NET INCREASE (DECREASE) IN
   NET ASSETS ...........................     (9,734)        4,417     (1,153,155)     356,975     (648,944)     298,879
NET ASSETS:
Beginning of Year .......................     10,743         6,326      1,212,777      855,802      701,290      402,411
                                            --------       -------     ----------   ----------    ---------     --------
End of Year .............................   $  1,009       $10,743     $   59,622   $1,212,777    $  52,346     $701,290
                                            ========       =======     ==========   ==========    =========     ========


                                                                         Investment Company
                                          --------------------------------------------------------------------------------
                                                     Mid-Cap
                                                Equity Index Fund              Bond Fund               Short-Term Fund
                                           -------------------------- --------------------------- ------------------------
                                               2000         1999(a)       2000          1999         2000         1999
                                           ------------- ------------ ------------- ------------ -------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........   $  2,116       $    30       $   (285)    $  1,367       $  (23)      $  218
   Net realized gain (loss) on
     investments ........................     10,774            (1)        (2,516)        (728)           6            7
   Net unrealized appreciation
     (depreciation) of investments ......       (578)          580          3,741       (2,629)         177         (119)
                                            --------       -------       --------     --------      -------       ------
Net Increase (Decrease) in net assets
   resulting from operations ............     12,312           609            940       (1,990)         160          106
                                            --------       -------       --------     --------      -------       ------
From Unit Transactions (Note 5):
   Contributions ........................      2,113         1,768          7,067       23,334          454        1,436
   Withdrawals ..........................         --            --           (917)      (1,742)      (8,190)        (553)
   Net Transfers ........................    (22,560)        8,163        (40,642)     (23,253)       4,342         (668)
                                            --------       -------       --------     --------      -------       ------
Net Increase (Decrease) from unit
   transactions .........................    (20,447)        9,931        (34,492)      (1,661)      (3,394)         215
                                            --------       -------       --------     --------      -------       ------
NET INCREASE (DECREASE) IN
   NET ASSETS ...........................     (8,135)       10,540        (33,552)      (3,651)      (3,234)         321
NET ASSETS:
Beginning of Year .......................     10,540            --         36,155       39,806        3,335        3,014
                                            --------       -------       --------     --------      -------       ------
End of Year .............................   $  2,405       $10,540       $  2,603     $ 36,155      $   101       $3,335
                                            ========       =======       ========     ========      =======       ======

----------------
(a)   For the period May 3, 1999  (Commencement  of  Operations) to December 31,
      1999.


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                         Investment Company
                                           -------------------------------------------------------------------------------
                                                    Mid-Term                  Aggressive
                                                    Bond Fund               Composite Fund               Equity Fund
                                           -------------------------- -------------------------- -------------------------
                                               2000          1999         2000          1999         2000         1999
                                           ------------- ------------ ------------- ------------ -------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........     $ (45)        $ 111          $ 295    $  24,556     $  6,376     $ (4,624)
   Net realized gain (loss) on
     investments .........................      (152)          (39)        32,066        3,345      145,938       (1,287)
   Net unrealized appreciation
     (depreciation) of investments .......       257          (155)       (23,640)      28,739     (131,395)     146,822
                                              ------       -------      ---------    ---------    ---------     --------
Net Increase (Decrease) in net assets
   resulting from operations .............        60           (83)         8,721       56,640       20,919      140,911
                                              ------       -------      ---------    ---------    ---------     --------
From Unit Transactions (Note 5):
   Contributions .........................     1,290         3,734         56,130      143,578       46,673      122,221
   Withdrawals ...........................        --           (33)        (9,769)      (7,275)     (22,351)     (11,223)
   Net Transfers .........................    (5,144)       (2,933)      (491,948)    (230,186)    (487,443)     (51,648)
                                              ------       -------      ---------    ---------    ---------     --------
Net Increase (Decrease) from unit
   transactions ..........................    (3,854)          768       (445,587)     (93,883)    (463,121)      59,350
                                              ------       -------      ---------    ---------    ---------     --------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................    (3,794)          685       (436,866)     (37,243)    (442,202)     200,261
NET ASSETS:
Beginning of Year ........................     3,867         3,182        464,912      502,155      497,449      297,188
                                              ------       -------      ---------    ---------    ---------     --------
End of Year ..............................    $   73       $ 3,867      $  28,046    $ 464,912    $  55,247     $497,449
                                              ======       =======      =========    =========    =========     ========

                                                                               Scudder
                                           -------------------------------------------------------------------------------
                                                    Bond Fund              Capital Growth Fund       International Fund
                                           -------------------------- -------------------------- -------------------------
                                               2000          1999         2000          1999         2000         1999
                                           ------------- ------------  ------------ ------------ -------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $   311       $    63      $ 122,234    $  62,803    $  27,194     $ 13,947
   Net realized gain (loss) on
     investments .........................    (5,158)        2,420         36,903       29,561      (59,275)      42,870
   Net unrealized appreciation
     (depreciation) of investments .......     5,190        (2,853)      (186,826)     150,030       (9,891)      41,902
                                             -------       -------     ----------   ----------    ---------     --------
Net Increase (Decrease) in net assets
   resulting from operations .............       343          (370)       (27,689)     242,394      (41,972)      98,719
                                             -------       -------     ----------   ----------    ---------     --------
From Unit Transactions (Note 5):
   Contributions .........................     1,572         6,655         82,400      179,349       18,464       48,408
   Withdrawals ...........................      (135)       (7,951)       (13,055)     (19,485)     (10,556)      (4,488)
   Net Transfers .........................    (8,879)        2,657       (978,204)     (32,768)    (256,949)       5,086
                                             -------       -------     ----------   ----------    ---------     --------
Net Increase (Decrease) from unit
   transactions ..........................    (7,442)        1,361       (908,859)     127,096     (249,041)      49,006
                                             -------       -------     ----------   ----------    ---------     --------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................    (7,099)          991       (936,548)     369,490     (291,013)     147,725
NET ASSETS:
Beginning of Year ........................     7,936         6,945      1,002,447      632,957      305,495      157,770
                                             -------       -------     ----------   ----------    ---------     --------
End of Year ..............................   $   837       $ 7,936     $   65,899   $1,002,447    $  14,482     $305,495
                                             =======       =======     ==========   ==========    =========     ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                           American Century               Calvert
                                                                    ----------------------------   -----------------------
                                                                    VP Capital Appreciation Fund   Social Balanced Fund
                                                                    ----------------------------   -----------------------
                                                                        2000           1999          2000         1999
                                                                      ---------      --------      --------     --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...................................   $   4,027     $  (1,339)     $    130     $  5,513
   Net realized gain (loss) on investments ........................      55,803          (538)       (7,582)       2,463
   Net unrealized appreciation (depreciation) of investments ......     (43,977)       61,812         5,963       (2,145)
                                                                      ---------      --------      --------     --------
Net Increase (Decrease) in net assets resulting
   from operations ................................................      15,853        59,935        (1,489)       5,831
                                                                      ---------      --------      --------     --------
From Unit Transactions (Note 5):
   Contributions ..................................................       9,426        19,332        12,895       29,109
   Withdrawals ....................................................     (13,317)       (3,725)      (12,405)      (1,433)
   Net Transfers ..................................................    (144,449)      (12,717)      (53,406)     (10,503)
                                                                      ---------      --------      --------     --------
Net Increase (Decrease) from unit transactions ....................    (148,340)        2,890       (52,916)      17,173
                                                                      ---------      --------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS .............................    (132,487)       62,825       (54,405)      23,004
NET ASSETS:
Beginning of Year .................................................     157,651        94,826        69,382       46,378
                                                                      ---------      --------      --------     --------
End of Year .......................................................   $  25,164      $157,651      $ 14,977     $ 69,382
                                                                      =========      ========      ========     ========

                                                                              Fidelity
                                         ---------------------------------------------------------------------------------
                                            VIP Equity-Income Fund        VIP II Contra Fund      VIP Asset Manager Fund
                                         ---------------------------- -------------------------- -------------------------
                                              2000           1999         2000          1999         2000         1999
                                          -------------  ------------ ------------- ------------ -------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........  $  16,009       $  5,409     $  70,276      $ 9,669    $  19,515      $ 8,625
   Net realized gain (loss) on
     investments ........................    (87,948)        49,375        (4,059)      26,565      (19,332)       7,343
   Net unrealized appreciation
     (depreciation) of investments ......     78,880        (45,328)      (90,481)      62,794       (8,897)         169
                                           ---------       --------     ---------     --------    ---------     --------
Net Increase (Decrease) in net assets
   resulting from operations ............      6,941          9,456       (24,264)      99,028       (8,714)      16,137
                                           ---------       --------     ---------     --------    ---------     --------
From Unit Transactions (Note 5):
   Contributions ........................     36,636        102,202        54,001      128,973       17,613       63,355
   Withdrawals ..........................     (5,591)       (20,796)      (17,112)     (14,050)      (1,640)      (3,675)
   Net Transfers ........................   (228,613)       (73,688)     (548,059)      (3,218)     (92,220)     (23,061)
                                           ---------       --------     ---------     --------    ---------     --------
Net Increase (Decrease) from unit
   transactions .........................   (197,568)         7,718      (511,170)     111,705      (76,247)      36,619
                                           ---------       --------     ---------     --------    ---------     --------
NET INCREASE (DECREASE) IN
   NET ASSETS ...........................   (190,627)        17,174      (535,434)     210,733      (84,961)      52,756
NET ASSETS:
Beginning of Year .......................    238,930        221,756       587,818      377,085      204,145      151,389
                                           ---------       --------     ---------     --------    ---------     --------
End of Year .............................  $  48,303       $238,930     $  52,384     $587,818    $ 119,184     $204,145
                                           =========       ========     =========     ========    =========     ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the Unites States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. At such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company"under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2.  INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2000 are as follows:

                                                     Number of       Net Asset
                                                       Shares          Value
                                                     ---------        --------
Investment Company Funds:
   Money Market Fund: ............................       813           $ 1.20
   All America Fund ..............................     4,212             2.54
   Equity Index Fund .............................    22,536             2.37
   Mid-Cap Equity Index Fund .....................     2,016             1.21

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.  INVESTMENTS (CONTINUED)
                                                    Number of         Net Asset
                                                     Shares             Value
                                                    ---------         --------
   Bond Fund .....................................     1,870             1.31
   Short-Term Bond Fund ..........................        94             1.01
   Mid-Term Bond Fund ............................        82             0.85
   Composite Fund ................................    17,595             1.60
   Aggressive Equity Fund ........................    32,236             1.76
Scudder Portfolios:
   Bond Portfolio ................................       131             6.78
   Capital Growth Portfolio--Class "A" ...........     2,334            23.07
   International Portfolio--Class "A" ............       941            14.26
American Century VP Capital Appreciation Fund ....     1,582            15.78
Calvert Social Balanced Portfolio ................     7,291             2.00
Fidelity Portfolios:
   Equity-Income--"Initial" Class ................     1,848            25.52
   Contrafund--"Initial" Class ...................     2,105            23.75
   Asset Manager--"Initial" Class ................     7,415            16.01

3.  EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is
 .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% (.70% before May 1, 2000), from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4.  FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout each of the five years ended December 31:


                                                                          Investment Company
                                          ---------------------------------------------------------------------------------
                                                     Money Market Fund                           All America Fund
                                          -------------------------------------    ----------------------------------------
                                           2000    1999    1998    1997    1996      2000     1999     1998    1997    1996
                                           -----   ----    ----    ----    -----    ------     ----    ----    ----    ----
Unit value, beginning of year ..........  $2.11   $2.03   $1.95   $1.87   $1.80     $10.05  $  8.09  $  6.76  $ 5.39 $ 4.52
                                          =====   =====   =====   =====   =====     ======  =======  =======  ====== ======
Unit value, end of year ................  $2.22   $2.11   $2.03   $1.95   $1.87     $ 9.46  $ 10.05  $  8.09  $ 6.76 $ 5.39
                                          =====   =====   =====   =====   =====     ======  =======  =======  ====== ======
Units outstanding, end of year .........    455   5,096   3,113   1,755     442      6,306  120,656  105,770  81,264 39,912
                                          =====   =====   =====   =====   =====     ======  =======  =======  ====== ======

                                                                          Investment Company
                                          ---------------------------------------------------------------------------------
                                                                                 Mid-Cap
                                                                                 Equity
                                                    Equity Index Fund          Index Fund              Bond Fund
                                          -----------------------------------  ----------- --------------------------------
                                            2000   1999    1998    1997  1996  2000  1999* 2000  1999    1998    1997   1996
                                            -----  -----   ----    ----  ----- ----  ----- ----  ----    ----    ----   ----
Unit value, beginning of period/year ...  $ 3.41 $  2.86 $  2.26 $ 1.72 $ 1.42 $1.11 $1.00 $3.07 $ 3.17 $ 3.00  $2.75  $2.69
                                          ====== ======= ======= ====== ====== ===== ===== ===========  ======  =====  =====
Unit value, end of year. ...............  $ 3.07 $  3.41 $  2.86 $ 2.26 $ 1.72 $1.28 $1.11 $3.31 $ 3.07 $ 3.17  $3.00  $2.75
                                          ====== ======= ======= ====== ====== ===== ===== ===== ====== ======  =====  =====
Units outstanding, end of year .........  17,036 205,553 140,499 71,579 26,794 1,880 9,513   786 11,766 12,551  7,204  3,239
                                          ====== ======= ======= ====== ====== ===== ===== ===== ====== ======  =====  =====

-------------
* Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          Investment Company
                                          ---------------------------------------------------------------------------------
                                                   Short-Term Bond Fund                         Mid-Term Bond Fund
                                          -------------------------------------    ----------------------------------------
                                           2000    1999    1998    1997    1996      2000     1999     1998    1997    1996
                                           -----   ----    ----    ----    -----     -----     ----    ----    ----    ----
Unit value, beginning of year .........   $1.28   $1.24   $1.19   $1.14   $1.10      $1.32   $ 1.32   $ 1.26  $ 1.19  $1.16
                                          =====   =====   =====   =====   =====      =====   ======   ======  ======  =====
Unit value, end of year. ..............   $1.37   $1.28   $1.24   $1.19   $1.14      $1.38   $ 1.32   $ 1.32  $ 1.26  $1.19
                                          =====   =====   =====   =====   =====      =====   ======   ======  ======  =====
Units outstanding, end of year ........      74   2,603   2,422   1,530     908         53    2,919    2,404   1,374    460
                                          =====   =====   =====   =====   =====      =====   ======   ======  ======  =====

                                                                          Investment Company
                                          ---------------------------------------------------------------------------------
                                                      Composite Fund                           Aggressive Equity Fund
                                          -------------------------------------    ----------------------------------------
                                          2000    1999    1998    1997    1996      2000     1999     1998    1997    1996
                                          -----  ------  ------  ------  ------    -------  -------  ------- ------- ------
Unit value, beginning of year .........   $5.61  $ 4.93 $  4.36  $ 3.75  $ 3.39     $ 2.85  $  2.02  $  2.15 $  1.80 $ 1.43
                                          =====  ====== =======  ======  ======     ======  =======  ======= ======= ======
Unit value, end of year. ..............   $5.52  $ 5.61 $  4.93  $ 4.36  $ 3.75     $ 2.79  $  2.85  $  2.02 $  2.15 $ 1.80
                                          =====  ====== =======  ======  ======     ======  =======  ======= ======= ======
Units outstanding, end of year ........   5,080  82,918 101,886  79,417  27,055     19,792  174,367  147,405 103,218 46,985
                                          =====  ====== =======  ======  ======     ======  =======  ======= ======= ======


                                                                                Scudder
                                         ----------------------------------------------------------------------------------
                                                         Bond Fund                              Capital Growth Fund
                                         --------------------------------------    ----------------------------------------
                                           2000    1999    1998    1997    1996      2000     1999     1998    1997    1996
                                         ------  ------  ------  ------  ------     ------  -------  -------  ------ ------
Unit value, beginning of year .........  $12.73  $13.02  $12.37  $11.48  $11.30     $48.17   $36.07   $29.64  $22.11 $18.64
                                         ======  ======  ======  ======  ======     ======   ======   ======  ====== ======
Unit value, end of year ...............  $13.94  $12.73  $13.02  $12.37  $11.48     $42.97   $48.17   $36.07  $29.64 $22.11
                                         ======  ======  ======  ======  ======     ======   ======   ======  ====== ======
Units outstanding, end of year ........      60     623     534     340     120      1,534   20,809   17,547     970  5,067
                                         ======  ======  ======  ======  ======     ======   ======   ======  ====== ======

                                                                                                     Scudder
                                                                                   ----------------------------------------
                                                                                                International Fund
                                                                                   ----------------------------------------
                                                                                     2000     1999     1998    1997    1996
                                                                                    ------  -------   ------  ------ ------
Unit value, beginning of year ....................................................  $25.83   $16.93   $14.46  $13.43 $11.85
                                                                                    ======   ======   ======  ====== ======
Unit value, end of year ..........................................................  $20.02   $25.83   $16.93  $14.46 $13.43
                                                                                    ======   ======   ======  ====== ======
Units outstanding, end of year ...................................................     723   11,828    9,321   7,377  5,193
                                                                                    ======   ======   ======  ====== ======

                                                     American Century                                 Calvert
                                         --------------------------------------    ----------------------------------------
                                               VP Capital Appreciation Fund                    Social Balanced Fund
                                         --------------------------------------    ----------------------------------------
                                          2000    1999    1998    1997    1996       2000     1999     1998    1997   1996
                                         ------  ------  ------  ------  ------      -----   ------   ------  ------ ------
Unit value, beginning of year .........  $17.40  $10.69  $11.04  $11.53  $12.18      $3.37   $ 3.04   $ 2.65  $ 2.23 $ 2.01
                                         ======  ======  ======  ======  ======      =====   ======   ======  ====== ======
Unit value, end of year ...............  $18.82  $17.40  $10.69  $11.04  $11.53      $3.23   $ 3.37   $ 3.04  $ 2.65 $ 2.23
                                         ======  ======  ======  ======  ======      =====   ======   ======  ====== ======
Units outstanding, end of year ........   1,337   9,062   8,874   7,282   5,921      4,634   20,588   15,253   9,760  2,364
                                         ======  ======  ======  ======  ======      =====   ======   ======  ====== ======



                                                                               Fidelity
                                         ----------------------------------------------------------------------------------
                                                  VIP Equity-Income Fund                        VIP II Contra Fund
                                         --------------------------------------    ----------------------------------------
                                           2000    1999    1998    1997    1996      2000     1999     1998    1997    1996
                                          ------   -----   -----   -----   -----    ------     -----   -----   -----   ----
Unit value, beginning of year .........  $32.21  $30.65  $27.77  $21.93  $19.43     $32.13  $ 26.16  $ 20.36 $ 16.59 $13.85
                                         ======  ======  ======  ======  ======     ======  =======  ======= ======= ======
Unit value, end of year ...............  $34.61  $32.21  $30.65  $27.77  $21.93     $29.73  $ 32.13  $ 26.16 $ 20.36 $16.59
                                         ======  ======  ======  ======  ======     ======  =======  ======= ======= ======
Units outstanding, end of year ........   1,396   7,417   7,236   5,533   2,393      1,762   18,296   14,417  11,560  6,672
                                         ======  ======  ======  ======  ======     ======  =======  ======= ======= ======

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         Fidelity
                                        ----------------------------------------
                                                  VIP II Asset Manager Fund
                                        ----------------------------------------
                                          2000     1999     1998    1997   1996
                                         ------   ------   ------  ------ ------
Unit value, beginning of year .........  $26.40   $24.04   $21.14  $17.72 $15.66
                                         ======   ======   ======  ====== ======
Unit value, end of year ...............  $25.14   $26.40   $24.04  $21.14 $17.72
                                         ======   ======   ======  ====== ======
Units outstanding, end of year ........   4,742    7,732    6,297   4,742  2,639
                                         ======   ======   ======  ====== ======

5.   ASSUMPTION OF BUSINESS BY AN AFFILIATED ENTITY AND SALE OF THE COMPANY

      In September 1999, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby Mutual of America would prepare for the sale of its wholly owned subsidiary, The American Life Insurance Company of New York ("the Company"). In preparation for such sale the Company has transferred (via assumption reinsurance and related agreements) substantially all of the Company's in force business.

      During 2000, upon obtaining approval from a substantial number of the Company's policyowners, Mutual of America assumed these policies and all of the related assets and obligations, and replaced the Company as the issuer.

      Total transfers related to these policies amounted to $4.3 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund. The amounts transferred into each fund for the year ended December 31, 2000 is as follows:

         Investment Company Money Market Fund ............... $    9,342
         Investment Company All America Fund ................  1,094,007
         Investment Company Equity Index Fund ...............    551,785
         Investment Company Mid-Cap Equity Index Fund .......        933
         Investment Company Bond Fund .......................     26,237
         Investment Company Short-Term Bond Fund ............      1,191
         Investment Company Mid-Term Bond Fund ..............      2,814
         Investment Company Composite Fund ..................    357,426
         Investment Company Aggressive Equity Fund ..........    338,984
         Scudder Bond Fund ..................................      3,650
         Scudder Capital Growth Fund ........................    862,704
         Scudder International Fund .........................    196,641
         American Century VP Capital Appreciation Fund ......    132,510
         Calvert Social Balanced Fund .......................     39,386
         Fidelity VIP Equity-Income Fund ....................    172,891
         Fidelity VIP II Contra Fund ........................    472,548
         Fidelity VIP II Asset Manager Fund .................     42,426

      It is anticipated that the sale of the Company to an unaffiliated buyer will take place during the first quarter of 2001.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To The American Life Insurance Company of New York:

     We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 3 as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 3 as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.


/s/ Arthur Andersen LLP

New York, New York
February 20, 2001

                      THE AMERICAN LIFE
                      INSURANCE COMPANY OF NEW YORK
                      A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                      MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                      320 PARK AVENUE
                      NEW YORK, NY 10022-6839
                      212-224-1700

                      www.mutualofamerica.com